FAIR VALUE MEASUREMENT - Schedule of major financial instruments measured at fair value (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Assets
Derivative asset		$ 67	$ 0
Derivative Asset, Current, Statement of Financial Position [Extensible Enumeration]		Prepaid Expense and Other Assets, Current
Level 1
Assets
Investment securities	$ 2,168	$ 3,326	8,411
Level 2
Assets
Derivative asset	236	67
Level 3
Liabilities
Put option liabilities	175,651	11,884
Convertible notes	186,631	101,912	76,770
Exchangeable notes	77,087	454,316	427,112
Mandatorily redeemable noncontrolling interest			11,381
Recurring
Assets
Investment securities	2,168	3,326	8,411
Derivative asset	236	67
Liabilities
Put option liabilities	175,651	11,884
Convertible notes	186,631	101,912	76,770
Exchangeable notes	$ 77,087	$ 454,316	427,112
Mandatorily redeemable noncontrolling interest			$ 11,381